Background Information - Schedule of Activities in Brazil (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
JBS S.A. [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Beef processing: slaughtering, refrigerating, industrializing and production of canned beef by-products.
Units, Main activities in Brazil:	75
Country, Main activities in Brazil:	Brazil
Participation, Main activities in Brazil:	Indirect
Percentage, Main activities in Brazil:	100.00%
Country, Main activities outside of Brazil:	Brazil
Percentage, Main activities outside of Brazil:	100.00%
JBS S.A. [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Leather production, processing and commercialization.
JBS S.A. [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Production and commercialization of steel cans, plastic resin, soap base for production, soap bar, biodiesel, glycerin, olein, oily acid, collagen and wrapper derived from cattle tripe; industrial waste management; purchase and sale of soybeans, tallow, palm oil, caustic soda, stearin; transportation services; dog biscuits; electric power production, cogeneration and commercialization.
JBS S.A. [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Distribution centers.
Units, Main activities in Brazil:	19
Seara Alimentos Ltda. (Seara Alimentos) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Chicken and pork processing: raising, slaughtering and processing of broiler chickens and hogs; production and commercialization of beef and food products; and production of pet food and concentrates.
Units, Main activities in Brazil:	50
Country, Main activities in Brazil:	Brazil
Participation, Main activities in Brazil:	Indirect
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Country, Main activities outside of Brazil:	Brazil
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%
Seara Alimentos Ltda. (Seara Alimentos) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Distribution centers, transportation services and harbors.
Units, Main activities in Brazil:	27
Seara Alimentos Ltda. (Seara Alimentos) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Direct sales to customers of beef and by-products in stores named “Mercado da Carne”.
Units, Main activities in Brazil:	227
Meat Snacks Partners do Brasil Ltda (Meat Snacks) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Beef Jerky production.
Units, Main activities in Brazil:	2
Participation, Main activities in Brazil:	Indirect
Percentage, Main activities in Brazil:	50.00%	50.00%	50.00%
Percentage, Main activities outside of Brazil:	50.00%	50.00%	50.00%
JBS Confinamento Ltda. (JBS Confinamento) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Cattle fattening services.
Units, Main activities in Brazil:	10
Participation, Main activities in Brazil:	Indirect
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%
Via Rovigo Indústria, Comércio e Distribuição de Produtos Alimentícios S.A (Pot Of) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Manufacturing of frozen ready-made meals and food products.
Units, Main activities in Brazil:	1
Participation, Main activities in Brazil:	Indirect
Percentage, Main activities in Brazil:	51.00%	51.00%
Percentage, Main activities outside of Brazil:	51.00%	51.00%
JBS Terminais Ltda (Porto) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Wholesale trade of general food products.
JBS Terminais Ltda (Porto) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Container handling (loading and unloading)
Units, Main activities in Brazil:	1
Participation, Main activities in Brazil:	Indirect
Percentage, Main activities in Brazil:	70.00%
Percentage, Main activities outside of Brazil:	70.00%
JBS Terminais Ltda (Porto) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities in Brazil:	- Container warehousing
JBS USA Holding Lux, S.à.r.l. (JBS USA) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Country, Main activities in Brazil:	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Activities, Main activities outside of Brazil:	- Beef processing: slaughtering, refrigerating, industrializing and, production of by-products; - Transportation services.
Units, Main activities outside of Brazil:	56
Country, Main activities outside of Brazil:	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.
Participation, Main activities outside of Brazil:	Indirect
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%
JBS USA Holding Lux, S.à.r.l. (JBS USA) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities outside of Brazil:	- Pork processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.
Units, Main activities outside of Brazil:	71
JBS USA Holding Lux, S.à.r.l. (JBS USA) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities outside of Brazil:	- Chicken processing: raising, slaughtering and processing of broiler chickens, production and commercialization of by-products derived and prepared meal from processing operations.
Units, Main activities outside of Brazil:	157
JBS USA Holding Lux, S.à.r.l. (JBS USA) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities outside of Brazil:	- Fishing processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.
Units, Main activities outside of Brazil:	2
JBS USA Holding Lux, S.à.r.l. (JBS USA) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Activities, Main activities outside of Brazil:	- Plant based processing: industrializing and commercialization of by-products derived from processing operations.
Units, Main activities outside of Brazil:	3
JBS Global (UK) Ltd. (JBS Global UK) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Country, Main activities in Brazil:	United Kingdom
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Activities, Main activities outside of Brazil:	- Trading fresh and processed beef, pork, lamb, chicken and fish products for the European market.
Units, Main activities outside of Brazil:	1
Country, Main activities outside of Brazil:	United Kingdom
Participation, Main activities outside of Brazil:	Indirect
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%
JBS Toledo NV (Toledo) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Country, Main activities in Brazil:	Belgium
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Activities, Main activities outside of Brazil:	-Trading operations for the European market; cooked frozen meat commercialization; logistic operations; warehousing.
Units, Main activities outside of Brazil:	1
Country, Main activities outside of Brazil:	Belgium
Participation, Main activities outside of Brazil:	Indirect
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%
Rigamonti Salumificio SpA (Rigamonti) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Country, Main activities in Brazil:	Italy and United States of America.
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Activities, Main activities outside of Brazil:	Production and commercialization of bresaola, Prosciutto di San Daniele D.O.P. (raw ham) and Prosciutto di Parma D.O.P.(raw ham) and pork products: ham, cooked ham, mortadella, among others.
Units, Main activities outside of Brazil:	9
Country, Main activities outside of Brazil:	Italy and United States of America.
Participation, Main activities outside of Brazil:	Indirect
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%
Conceria Priante (Priante) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Country, Main activities in Brazil:	Italy
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Activities, Main activities outside of Brazil:	- Semi-finished and finished leather production.
Units, Main activities outside of Brazil:	1
Country, Main activities outside of Brazil:	Italy
Participation, Main activities outside of Brazil:	Indirect
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%
JBS Leather International (Leather International) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Country, Main activities in Brazil:	Argentina, Germany, China, Mexico, Uruguay and Vietnam.
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Activities, Main activities outside of Brazil:	- Wet blue, semi-finished and finished leather production.
Units, Main activities outside of Brazil:	7
Country, Main activities outside of Brazil:	Argentina, Germany, China, Mexico, Uruguay and Vietnam.
Participation, Main activities outside of Brazil:	Indirect
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%
Seara Holding Europe B.V. (Seara Holding) [Member]
Background Information - Schedule of Activities in Brazil (Details) [Line Items]
Country, Main activities in Brazil:	Saudi Arabia, South Africa, China, United Arab Emirates, Netherlands, Japan, United Kingdom, and Singapore.
Percentage, Main activities in Brazil:	100.00%	100.00%	100.00%
Activities, Main activities outside of Brazil:	- Animal protein products trading, industrializing and commercialization of by-products derived from processing operations.
Units, Main activities outside of Brazil:	14
Country, Main activities outside of Brazil:	Saudi Arabia, South Africa, China, United Arab Emirates, Netherlands, Japan, United Kingdom, and Singapore.
Participation, Main activities outside of Brazil:	Indirect
Percentage, Main activities outside of Brazil:	100.00%	100.00%	100.00%